Off-Balance Sheet Financial Instruments and Guarantees (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Financial Instrument Commitments	$ 66,445	$ 84,228
Commitments to grant loans [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	17,582	43,081
Unfunded commitments under lines of credit [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	42,735	29,255
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	$ 6,128	$ 11,892